Accounts payable from acquisition of subsidiaries (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Account payable from acquisition of subsidiaries
Balance, beginning of period	R$ 274,861	R$ 379,540	R$ 458,535
Accrued interest	40,405	34,809	44,143
Payment of principal	(127,804)	(117,248)	(107,988)
Payment of interest	(37,697)	(22,240)	(15,150)
Balance, end of period	149,765	274,861	379,540
Current	149,765	134,988	123,310
Non-current	R$ 0	R$ 139,873	R$ 335,225